INTANGIBLE ASSETS - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 1,205	$ 1,188	$ 1,141
Decrease through classified as held for sale, intangible assets and goodwill	0	44
Trademarks | Center Parcs UK
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	958	964
Trademarks | Atlantis
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 208	209
Trademarks | Hard Rock Hotel and Casino
Disclosure of detailed information about intangible assets [line items]
Decrease through classified as held for sale, intangible assets and goodwill		$ 45